Earnings per Share (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net (Loss) Earnings Per Share
Allocation of net income - basic	$ (204,504,328)		$ 17,017,928		$ 69,489,294	$ 62,413,011	$ 38,976,374
Weighted-average number of common shares outstanding - basic	37,575,074	[1]	37,347,350	[1]	100,000	100,000	100,000
Effect of dilutive securities					$ 2,960
Weighted-average number of common shares outstanding - diluted	37,575,074	[1]	37,347,350	[1]	102,960	100,000	100,000
Basic earnings per share	$ (5.44)		$ 0.46		$ 694.89	$ 624.13	$ 389.76
Diluted earnings per share	$ (5.44)		$ 0.46		$ 674.92	$ 624.13	$ 389.76

[1]	Retroactively restated for the three months ending March 31, 2022 for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.